Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Consolidated Balance Sheets
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015 Fair value	December 31, 2016 Fair value	Balance Sheet Location	December 31, 2015 Fair value	December 31, 2016 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$-	Financial instruments- current liabilities	$2,604	$-
Interest rate swaps	Financial instruments- non-current assets	411	-	Financial instruments- non-current liabilities	-	-

Total derivatives not designated as hedging instruments		$411	$-		$2,604	$-

Total derivatives		$411	$-	Total derivatives	$2,604	$-

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Interest rate swaps	Gain/(Loss) on interest rate swaps	$(15,528)	$(11,601)	$403

Total		$(15,528)	$(11,601)	$403

Fair Value, Assets Measured on a Recurring and Non-Recurring Basis
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$411	$-	$411	$-
Interest rate swaps - liability position	$(2,604)	$-	$(2,604)	$-

Total	$(2,193)	$-	$(2,193)	$-

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	$-	$-	$-	$-
Interest rate swaps - liability position	$-	$-	$-	$-

Total	$-	$-	$-	$-

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Investment in affiliate (Note 10)	$514,047	$-	$-
Vessels held for sale	-	208,099	-
Total	$514,047	$208,099	$-

	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	$-	$95,550	$-
Total	$-	$95,550	$-